PERSONNEL EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
PERSONNEL EXPENSES
Salaries and related benefits		Rp 8,272	Rp 7,945	Rp 8,077
Vacation pay, incentives and other benefits		4,321	3,538	3,292
Employee benefit cost		1,449	1,176	1,600
LSA expense (Note 31)		290	290	161
Long service employee benefit cost (Note 30)		53
Others		58	63	48
Total	$ 1,024	14,390	13,012	13,178
Obligation under the Labor Law
PERSONNEL EXPENSES
Employee benefit cost		258	136	113
Post-employment health care benefit cost
PERSONNEL EXPENSES
Employee benefit cost		253	167	335
Other post-employment benefit cost
PERSONNEL EXPENSES
Employee benefit cost		81	33	32
Periodic pension benefit cost
PERSONNEL EXPENSES
Employee benefit cost		804	840	1,120
Others		Rp 0	Rp 0	Rp 0